Provisions - Main Actuarial Assumptions Used in Telefónica Brazil Plan (Details) - Telefónica Brazil - Foreign defined benefit plans	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Nominal rate of salary increase	5.47%	5.67%
Long-term inflation rate	3.80%	4.00%
Growth rate for medical costs	6.91%	7.12%
Minimum
Disclosure of defined benefit plans [line items]
Discount rate (as a percent)	6.65%	8.96%
Maximum
Disclosure of defined benefit plans [line items]
Discount rate (as a percent)	7.54%	9.27%